Financial Instruments (Schedule of Statement of Fair value of Other Financial Assets and Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Non-current liabilities:
Debentures	€ 95,992	€ 84,814
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	95,992	84,814
Level 2 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	220,045	209,005
Total fair value of other financial liabilities	220,045	209,005
Level 3 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	0	0
Carrying Value [Member]
Non-current liabilities:
Debentures	93,476	82,724
Loans from banks and others (including current maturities)	218,413	198,169
Total fair value of other financial liabilities	€ 311,889	€ 280,893
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel.	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel